Asset Retirement Obligation (The Significant Assumptions Used To Estimate The Obligation) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Line Items]
Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$ 200,000
Estimated remediation completion date	Dec. 19, 2038
Estimated remediation cost on December 19, 2038	$ 720,000